Stock Based Compensation Payments (Details Narrative) (10-K) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	May 20, 2019	May 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Number of restricted common stock issued								8,000,000
Number of restricted common stock vested					1,875,000			2,250,000
Number of shares issued for services			22,000	467,000	971,000	1,856,000	194,030	2,424,121
Number of options issued					900,000			3,290,000
Options exercise price					$ 0.11			$ 0.23
Options term					6 years			6 years
Warrants [Member]
Stock price							$ 0.05
Expected term							4 years
Volatility							170.00%
Dividend rate							0.00%
Risk-free interest rate							1.76%
Number of warrants issued							3,000,000
Warrants exercise price							$ 0.30
Warrants expiration period							Expire in 2022
Fair value of warrants							$ 377,000
Cashless exercise warrants							3,000,000
Consultant [Member]
Number of stock issued for services, value								$ 212,505
Number of shares issued for services								106,253
Restricted Stock [Member]
Number of restricted common stock issued	8,000,000
Number of restricted common stock vested	1,000,000				4,125,000			2,250,000
Restricted common stock vested, description	1,000,000 shares vested immediately, and the balance of 7,000,000 shares will vest 625,000 shares per quarter over 2.8 years.
Restricted common stock vesting term	2 years 9 months 18 days				1 year 4 months 24 days			2 years 3 months 19 days
Fair value of restricted common stock	$ 4,000,000
Share-based expense					$ 929,000			$ 2,317,868
Unvested compensation								1,628,132
Number of options vested					4,125,000
Restricted Stock [Member] | Per Quarter [Member]
Number of restricted common stock vested	625,000
Stock Options [Member]
Share-based expense								711,404
Unvested compensation								$ 468,000
Number of options issued					900,000			3,290,000
Number of options vested					600,000			1,800,000
Number of options non vested								1,490,000
Options vesting term								4 years
Options exercise price		$ 0.10						$ 0.23
Options term								10 years
Fair value of options					$ 85,000			$ 1,179,000
Stock price			$ 0.14		$ 0.14
Expected term					10 years
Volatility					236.00%
Dividend rate					0.00%			0.00%
Risk-free interest rate					17.00%			1.77%
Options outstanding, aggregate intrinsic								$ 322,749
Stock Options [Member] | Minimum [Member]
Options exercise price					$ 0.10
Stock price								$ 0.23
Expected term								5 years
Volatility								213.00%
Stock Options [Member] | Maximum [Member]
Options exercise price					$ 0.14
Stock price								$ 0.38
Expected term								7 years
Volatility								218.00%